LONG-TERM DEBT - Narrative (Details) - Revolving Bank Line - USD ($)	6 Months Ended
	Jul. 04, 2020	Apr. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 300,000,000	$ 245,000,000
Undrawn borrowing facilities	0		$ 0
Letters of credit	9,000,000		8,000,000
Unutilized borrowing facilities	291,000,000		$ 237,000,000
Minimum tangible net worth	$ 500,000,000
Maximum net debt to total capitalization	65.00%